Statements of Changes in Stockholders' Equity (Deficit) - Broad Capital Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders Equity [Member]
Beginning balance at Apr. 15, 2021
Beginning balance, shares at Apr. 15, 2021
Issuance of common stock to Sponsor	$ 3	24,997		25,000
Issuance of common stock to Sponsor, shares	2,875,000
Net loss			(20,095)	(20,095)
Ending balance at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Ending balance, shares at Dec. 31, 2021	2,875,000
Net loss			(419,465)	(419,465)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,690
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Ordinary Shares subject to possible redemption	$ (10)	(102,606,587)		(101,606,597)
Common Stock subject to possible redemption, shares	(101,159,069)
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Re-classification		2,484,324	(2,484,324)
Ending balance at Mar. 31, 2022	$ 3		(2,923,884)	(2,923,881)
Ending balance, shares at Mar. 31, 2022	2,990,897
Beginning balance at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Beginning balance, shares at Dec. 31, 2021	2,875,000
Net loss			(433,615)	(433,615)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,690
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Ordinary Shares subject to possible redemption	$ (10)	(102,606,587)		(102,606,597)
Common Stock subject to possible redemption, shares	(10,159,069)
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Accretion of Redeemable Shares		2,484,324	(2,484,324)
Remeasurement of common stock subject to redemption -			(1,355,432)	(1,355,432)
Ending balance at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Ending balance, shares at Dec. 31, 2022	2,990,897
Additional amount deposited into trust ($0.0625 per common stock subject to possible redemption)			(1,112,177)	(1,112,177)
Net loss			(652,296)	(652,296)
Remeasurement of common stock subject to redemption -			(28,210)	(28,210)
Ending balance at Mar. 31, 2023	$ 3		$ (6,086,149)	$ (6,086,146)
Ending balance, shares at Mar. 31, 2023	2,990,897